Dreyfus Institutional Reserves Funds (the “Fund”)

-Dreyfus Institutional Reserves Treasury Fund

-Dreyfus Institutional Reserves Treasury Prime Fund

Incorporated herein by reference is the definitive version of the Supplement to the above-referenced Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 12, 2013 (SEC Accession No. 0001171061-13-000023).